Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 46,193,173	$ 32,586,352
Trade accounts receivable, net	6,175,819	8,131,458
Other accounts receivable, net	125,486	339,560
Income taxes receivable	6,374,140	6,380,909
Other recoverable taxes	3,207,830	6,304,198
Derivative financial instruments	1,297,000	251,738
Due from related parties	339,553	1,450,238
Transmission rights	950,751	1,725,630
Inventories	463,225	1,261,304
Contract costs	1,483,022	2,011,512
Other current assets	1,657,507	1,661,644
Total current assets	68,267,506	62,104,543
Non-current assets:
Trade accounts receivable, net of current portion	484,506	428,701
Due from related party	3,293,463	4,630,459
Derivative financial instruments	704,051
Transmission rights	74,234	641,154
Investments in financial instruments	2,494,711	2,586,601
Investments in associates and joint ventures	44,436,697	43,427,638
Property, plant and equipment, net	63,664,261	77,848,576
Investment property, net	2,706,528	2,790,173
Right-of-use assets, net	3,336,917	6,085,861
Intangible assets, net and goodwill	38,927,089	40,389,842
Deferred income tax assets	20,630,753	18,203,133
Contract costs	2,488,120	3,318,674
Other non - current assets	149,060	214,902
Total non-current assets	183,390,390	200,565,714
Total assets	251,657,896	262,670,257
Current liabilities:
Current portion of long-term debt	4,556,950	9,987,932
Interest payable	1,674,544	1,506,766
Current portion of lease liabilities	1,242,957	1,280,932
Trade accounts payable and accrued expenses	11,329,869	12,861,122
Customer advances	1,130,479	1,391,553
Income taxes payable	1,320,644	774,433
Other taxes payable	2,610,072	2,948,135
Employee benefits	1,258,587	1,563,942
Due to related parties	202,414	579,023
Current portion of deferred revenue	287,667	287,667
Other current liabilities	1,688,913	1,709,357
Total current liabilities	27,303,096	34,890,862
Non-current liabilities:
Long-term debt, net of current portion	98,398,223	78,547,927
Lease liabilities, net of current portion	4,143,682	6,010,618
Deferred revenue, net of current portion	4,602,679	4,890,347
Deferred income tax liabilities	1,251,440	1,053,543
Post-employment benefits	772,482	733,049
Other non-current liabilities	3,490,669	1,871,478
Total non-current liabilities	112,659,175	93,106,962
Total liabilities	139,962,271	127,997,824
EQUITY
Capital stock	3,933,549	4,722,776
Additional paid-in capital	13,359,470	15,889,819
Retained earnings	112,041,102	120,400,302
Accumulated other comprehensive loss, net	(12,882,775)	(9,866,793)
Shares repurchased	(13,997,290)	(11,865,735)
Equity attributable to stockholders of the Company	102,454,056	119,280,369
Non-controlling interests	9,241,569	15,392,064
Total equity	111,695,625	134,672,433
Total liabilities and equity	$ 251,657,896	$ 262,670,257